[Lincoln Letterhead]



May 6, 2002


                                                          VIA EDGAR TRANSMISSION


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


RE: Lincoln National Variable Annuity Separate Account W
    Registration No. 333-52568



Commissioners:

The above listed Registrant is filing pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. We certify that the final form of the Prospectus and Statement of Additional Information for the above referenced account, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from the most recent post-effective amendment to the registration statement filed electronically on Form N-4 with the Commission on April 10, 2002.

If there are any questions regarding this filing, please contact me at (260) 455-6851.


Sincerely,


/s/ James C. Ross

James C. Ross
Securities Fund Specialist
Lincoln Life